Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
10,254,320	Voya Emerging Markets Index Portfolio - Class I	$137,407,895	5.5
22,893,205	Voya International Index Portfolio - Class I	267,392,634	10.8
16,254,092	Voya RussellTM Mid Cap Index Portfolio - Class I	221,543,269	8.9
2,718,518	Voya RussellTM Small Cap Index Portfolio - Class I	47,139,104	1.9
12,614,892	Voya Short Term Bond Fund - Class R6	125,644,328	5.1
37,185,804	Voya U.S. Bond Index Portfolio - Class I	401,978,544	16.2
64,583,002	Voya U.S. Stock Index Portfolio - Class I	1,285,847,568	51.7

	Total Mutual Funds
	(Cost $2,150,073,582)	2,486,953,342	100.1

	Liabilities in Excess of Other Assets	(1,681,645)	(0.1)
	Net Assets	$2,485,271,697	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Mutual Funds	$2,486,953,342	$–	$–	$2,486,953,342
Total Investments, at fair value	$2,486,953,342	$–	$–	$2,486,953,342

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$131,025,942	$37,095,522	$(21,902,051)	$(8,811,518)	$137,407,895	$1,174,836	$3,327,432	$-
Voya International Index Portfolio - Class I	282,789,434	9,924,512	(34,258,839)	8,937,527	267,392,634	5,816,506	6,042,870	-
Voya RussellTM Mid Cap Index Portfolio - Class I	180,962,300	69,905,486	(37,334,221)	8,009,704	221,543,269	1,693,144	(1,419,764)	16,241,514
Voya RussellTM Small Cap Index Portfolio - Class I	53,641,387	1,320,386	(10,361,542)	2,538,873	47,139,104	307,268	3,250,484	-
Voya Short Term Bond Fund - Class R6	-	130,197,101	(4,300,887)	(251,886)	125,644,328	455,232	(3,653)	-
Voya U.S. Bond Index Portfolio - Class I	523,151,303	88,934,223	(179,742,357)	(30,364,625)	401,978,544	8,580,938	7,966,124	4,782,295
Voya U.S. Stock Index Portfolio - Class I	1,277,778,093	145,172,931	(130,138,407)	(6,965,049)	1,285,847,568	-	74,644,683	122,141,314
	$2,449,348,459	$482,550,161	$(418,038,304)	$(26,906,974)	$2,486,953,342	$18,027,924	$93,808,176	$143,165,123

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,175,614,670.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$316,954,719
Gross Unrealized Depreciation	(5,616,047)
Net Unrealized Appreciation	$311,338,672